Cover	Oct. 25, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 25, 2024
Entity Registrant Name	Vacasa, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41130
Entity Tax Identification Number	87-1995316
Entity Address, Address Line One	850 NW 13th Avenue
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97209
City Area Code	503
Local Phone Number	946-3650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	VCSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001874944
Amendment Flag	false